Supplement to the currently effective Statements of Additional Information for the listed Funds:

--------------------------------------------------------------------------------
DWS Micro Cap Fund                              DWS Gold & Precious Metals Fund
DWS Global Opportunities Fund

--------------------------------------------------------------------------------

The following replaces the relevant disclosure in the "Management of the Fund[s]
- Investment Advisor" section of each Fund's Statements of Additional
Information:


Effective October 1, 2008, DWS Micro Cap Fund, DWS Global Opportunities Fund and DWS Gold & Precious Metals Fund, each pay the Advisor a graduated investment management fee, based on the average daily net assets of the Fund, computed daily and payable monthly, at the annual rates shown below:


DWS Micro Cap Fund


Average Daily Net Assets                      Fee Rate
------------------------                      --------
First $250 million                            1.100%
Next $250 million                             0.950%
Over $500 million                             0.800%



DWS Global Opportunities Fund


Average Daily Net Assets                      Fee Rate
------------------------                      --------
First $500 million                            0.915%
Next $500 million                             0.865%
Over $1 billion                               0.815%



DWS Gold & Precious Metals Fund


Average Daily Net Assets                      Fee Rate
------------------------                      --------
First $500 million                            0.835%
Over $500 million                             0.785%







               Please Retain This Supplement for Future Reference

October 30, 2008